Fair Value Measurements - Summary of Fair Value Measurement Inputs and Valuation Techniques (Detail) - Class K Founder Shares [Member]	Jun. 30, 2021 yr $ / shares	Jan. 19, 2021 yr $ / shares
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	1.47	1.14
Term to business combination
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input | yr	0.4	0.8
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	15.5	22.5
Stock Price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input | $ / shares	9.89	10.00
Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	0.0	0.0